Shareholders' Equity - Additional Information (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended						3 Months Ended	10 Months Ended	12 Months Ended		196 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		1 Months Ended										3 Months Ended										1 Months Ended										12 Months Ended		1 Months Ended		1 Months Ended				3 Months Ended	1 Months Ended						12 Months Ended		1 Months Ended
	Aug. 25, 2011	Aug. 10, 2011	Mar. 31, 2011 CAD	Apr. 30, 2010 CAD	Dec. 19, 2003 USD ($)	Sep. 28, 1999 USD ($)	Jun. 30, 2007 USD ($)	Jun. 23, 1997 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	May 20, 2007	Jul. 20, 2005	Jun. 23, 2005 Senior Secured Convertible Notes [Member]	Jun. 23, 2003 Senior Secured Convertible Notes [Member] USD ($)	Jun. 23, 2003 Senior Secured Convertible Notes [Member]	Dec. 03, 2005 Additional Senior Secured Convertible Notes [Member]	Dec. 03, 2003 Additional Senior Secured Convertible Notes [Member] CAD	Dec. 19, 2003 Equity Financing [Member] USD ($)	Dec. 19, 2003 Equity Financing [Member]	Nov. 20, 2002 Oxiquant [Member]	May 20, 2007 Oxiquant [Member]	Feb. 28, 2004 Cbi [Member] USD ($)	Jun. 23, 1997 Common Stock [Member] USD ($)	Jun. 30, 2000 Common Stock [Member] USD ($)	Jun. 30, 1999 Common Stock [Member] USD ($)	Jun. 23, 1997 Preferred Stock [Member] USD ($)	Jun. 30, 2000 Preferred Stock [Member] USD ($)	Jun. 30, 1999 Preferred Stock [Member] USD ($)	Jun. 23, 1997 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2000 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 1999 Additional Paid-In Capital [Member] USD ($)	Mar. 02, 2011 Rights Offering [Member] CAD	Mar. 02, 2011 Rights Offering [Member] Subscriptions [Member] USD ($)	Mar. 02, 2011 Rights Offering [Member] Subscriptions [Member]	Jun. 05, 2001 Ipo [Member] Common Stock [Member] USD ($)	Jun. 05, 2003 Ipo [Member] Common Stock [Member]	Apr. 30, 2010 Private Placementwarrant 2010 [Member] CAD	Apr. 30, 2010 Private Placementwarrant 2010 [Member] Derivative [Member]	Aug. 25, 2011 Private Placement [Member] USD ($)	Dec. 19, 2008 Private Placement [Member]	Feb. 21, 2007 Private Placement [Member] USD ($)	May 08, 2006 Private Placement [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] USD ($)	May 31, 2004 Private Placement [Member] USD ($)	May 31, 2004 Private Placement [Member] CAD	Dec. 19, 2003 Private Placement [Member] USD ($)	Jun. 30, 2007 Private Placement [Member] CAD	Jun. 30, 2007 Private Placement [Member] USD ($)	May 08, 2006 Private Placement [Member]	May 20, 2004 Private Placement [Member] USD ($)	May 20, 2004 Private Placement [Member]	Jun. 30, 2007 Private Placement [Member] Common Stock [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Common Stock [Member] USD ($)	May 08, 2006 Private Placement [Member] Common Stock [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] Common Stock [Member] USD ($)	Jun. 30, 2004 Private Placement [Member] Common Stock [Member] USD ($)	Dec. 19, 2003 Private Placement [Member] Preferred Stock [Member]	Dec. 19, 2008 Private Placement [Member] Preferred Stock [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Whole Broker [Member]	Feb. 21, 2007 Private Placement [Member] Investor Warrant [Member]	Jun. 30, 2007 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	May 08, 2006 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2004 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	May 20, 2004 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 05, 2001 Special A Warrant [Member]	Oct. 31, 2000 Special A Warrant [Member] Ipo [Member] CAD	May 08, 2006 Post Consolidaton [Member] Private Placement [Member]	Jul. 20, 2005 Post Consolidaton [Member] Private Placement [Member]	May 31, 2004 Post Consolidaton [Member] Private Placement [Member]	Dec. 19, 2003 Post Consolidaton [Member] Private Placement [Member]	Jun. 30, 2007 Post Consolidaton [Member] Private Placement [Member]	Sep. 28, 1999 University Medical Discoveries Inc [Member] USD ($)	Aug. 17, 2000 Shire Biochem Inc Agreement [Member] USD ($)	Jun. 05, 2001 Price Protection Adjustment [Member] Special A Warrant [Member]	Feb. 21, 2007 Net Proceeds [Member] Private Placement [Member] USD ($)	May 08, 2006 Net Proceeds [Member] Private Placement [Member] USD ($)	Jul. 20, 2005 Net Proceeds [Member] Private Placement [Member] USD ($)	Dec. 31, 2007 Cadherin Biomedical Inc [Member] USD ($)	Dec. 31, 2011 Cadherin Biomedical Inc [Member] USD ($)	Feb. 21, 2007 Gross Proceeds [Member] Private Placement [Member] USD ($)	May 08, 2006 Gross Proceeds [Member] Private Placement [Member] USD ($)	Jul. 20, 2005 Gross Proceeds [Member] Private Placement [Member] USD ($)
Stockholders Equity Note [Line Items]
Reverse stock split ratio	1-for-18	1-for-18
Expected dividend rate									0.00%	0.00%
Risk-free interest rate																																																																				126.00%	2.50%
Expected volatility rate																																																																				133.00%	132.00%
Expected life									7 years	7 years
Issuance of stock (in shares)																								89,000	16,000	239,000										74			13,337,037			4,209																800														431	337	259	640	116		5
Share Price																																				$ 135
Issuance of units, net of issue costs						$ 683			$ 0	$ 2,566	$ 86,443																						12,750,000			$ 5,727									$ 9,029		$ 16,095																														$ 171			$ 23,221	$ 6,040	$ 8,134			$ 25,000	$ 6,512	$ 8,510
Payments for Underwriting Expense																																				501
Payments for Fees																																				354								376
Warrant exercise price	1.44											2.05	1.75	2.35	2.75	2.75	2.15	2.15		2.15		3.585											0.03		0.08		7.50	0.08	1.44											0.97	3.50	3.50								0.33	0.40
Proceeds From Issue Of Units																																															15,050
Issue Of Units			84,559	240,066																														84,559,178				240,066,664				75,759	7,753	6,079	4,669	4,669	11,522	240,066,664
Price Per Units			0.03	0.03																																		0.03				$ 0.33	$ 0.84	$ 1.40		2.65	$ 1.75	0.03
Proceeds From Issue Of Preferred Share and Warrants																																															1,045
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	425,000,000.00								2.15																		400.00
Fair value of warrants																																																					563	17,842	5,218	7,060	660		5,777			131	5,379	822	1,074	363	2,118
Fair Value Adjustment To Common Stock																																																			6,356								8,053
Conversion of convertible securities (in shares)																																									800
Research and development					1,045				2,075	1,494	69,168
Non Redeemable Preferred Stock					1,045
Financing expenses									0	0	544
Proceeds from Warrant Exercises							694
Proceeds From Units			2,547	7,200																														2,500				7,202										7,200
Warrant Price																																																	$ 0.08																						6.25
Warrant Issued																																												$ 0.30
Price Protection Adjustment																																																																							8.125
Conversion of Stock, Shares Converted																			156																																																			69							3		5
Conversion of Stock, Amount Converted																			1,785																																																										171
Issuance of stock								0																0	793	1,615	0	0	0	0	0	0																																														341
Stock Issued for Acquisitions (in shares)																					446		37
Payments for Repurchase of Preferred Stock and Preference Stock																																																																																			158
Fresh-Start Adjustment, Increase (Decrease), Common Stock																																																																																				9,489
Stock Issued for Acquisitions																							1,252
Senior Notes, Noncurrent															2,219			1,458
Debt Related Commitment Fees and Debt Issuance Costs																																													555
Shares and Warrants Issued																																								$ 13,337,037